Short-Term Investment	12 Months Ended
Dec. 31, 2025
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT
5.	SHORT-TERM INVESTMENT

Short-term investments consisted of U.S. Treasury Bills with contractual maturities of 12 months or less and were classified as available-for-sale. The Group’s short-term investments are categorized as Level 1 instruments, as the Group uses quoted market prices in active markets when determining the fair value of these securities. During the year ended December 31, 2025, the Company purchased U.S. Treasury Bills for $16,870 and sold all such securities for $16,873 prior to year-end. As of December 31, 2024 and 2025, the Group had no short-term available-for-sale investment securities. For the years ended December 31, 2023, 2024, and 2025, a realized gain of nil, nil and $3 were recorded within other income related to these investment securities, respectively.